Minimum Rental Payments Required Under Non-Cancelable Operating Lease (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule Of Commitments And Contingencies [Line Items]
Minimum payments required, 2014	¥ 24,001
Minimum payments required, 2015	19,530
Minimum payments required, 2016	12,926
Minimum payments required, 2017	7,601
Minimum payments required, 2018	4,773
Minimum payments required, 2019 and thereafter	11,128
Total	¥ 79,959